Nature of operations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization and nature of operations
Nature of operations

1.Organization and nature of operations

Organization

Granite Ridge Resources, Inc. (“Granite Ridge” the “Company” or the “Successor”) is a Delaware corporation, initially formed in May 2022, whose common stock and warrants are listed and traded on the New York Stock Exchange (“NYSE”). The Company was created for the purpose of the Business Combination (as defined below), and following the Business Combination, for the purpose of purchasing non-operated oil and natural gas assets in multiple basins in North America, and realizing profits through participation in oil and natural gas wells.

On October 24, 2022, the Business Combination closed and was accounted for as a reverse recapitalization and Grey Rock Energy Fund III (as defined below) has been determined to be the accounting acquirer and predecessor (as defined below). The information provided in this Quarterly Report on Form 10-Q only reflects the financial condition and results of operations of the Predecessor.

The financial information for the Predecessor for such periods does not reflect the material changes to the business as a result of the Business Combination. Accordingly, the financial information for the Predecessor is not necessarily indicative of Granite Ridge’s results of operations, cash flows or financial position following the completion of the Business Combination.

Nature of operations

Grey Rock Energy Fund III-A, LP (“Grey Rock III-A”) was formed on March 14, 2018 as a Delaware limited partnership and commenced operations on April 19, 2018. Grey Rock III-A was created for the purpose of purchasing non-operated oil and natural gas assets in multiple basins in North America, and realizing profits through participation in oil and natural gas wells.

Grey Rock Energy Fund III-B Holdings, LP (“Grey Rock III-B Holdings”) was formed on March 14, 2018, as a Delaware limited partnership and commenced operations on April 19, 2018. Grey Rock III-B Holdings was created for the purpose of purchasing non-operated oil and natural gas assets in multiple basins in North America, realizing profits through participation in oil and natural gas wells, and granting net profits interest in oil and natural gas assets to Grey Rock III-B (as defined below), a related party, in accordance with its limited partnership agreement.

Grey Rock Energy Fund III-B, LP (the “Grey Rock III-B”) was formed on March 14, 2018 as a Delaware limited partnership and commenced operations on April 19, 2018. Grey Rock III-B was created for the purpose of acquiring net profits interests in oil and natural gas assets from Grey Rock III-B Holdings, a related party, in multiple basins in North America, in accordance with its limited partnership agreement.

Grey Rock Preferred Limited Partner III, LP (“Grey Rock PLP III”) was formed on March 14, 2018, as a Delaware limited partnership and commenced operations on April 19, 2018. Grey Rock PLP III was created for the purpose of holding limited partnership interests in Grey Rock III-B, a related party.

Collectively, Grey Rock III-A, Grey Rock III-B Holdings, Grey Rock III-B and Grey Rock PLP III are known as the “Partnership”, “Grey Rock Energy Fund III”, “Fund III”, or “Predecessor”.

Grey Rock Energy Partners GP III-A, LP, a Delaware limited partnership (the “Fund III-A General Partner”), acts as general partner of Grey Rock III-A. Grey Rock Energy Partners GP III-B, LP, a Delaware limited partnership (the “Fund III-B General Partner”), acts as general partner of Grey Rock III-B Holdings and Grey Rock III-B. Grey Rock Energy Management, LLC, a Delaware limited liability company (the “Management Company”), serves as investment manager to the Partnership.

The term of the Partnership is up to nine years. The investment term is three years and may be extended by the General Partner, in its sole discretion, for an additional one-year term. The harvest period is four years and may be extended by the General Partner, in its sole discretion, for an additional one-year term, and thereafter, by the General Partner, with the consent of a majority-in- interest of the limited partners, for additional, successive one-year terms to allow for an orderly dissolution and liquidation of the Partnership.

The Partnership and certain other funds affiliated with Grey Rock formed GREP Holdings, LLC, a Delaware limited liability company (“GREP”), who entered into a business combination agreement (“BCA”) on May 16, 2022 with Executive Network Partnering Corporation (“ENPC”), a Delaware corporation and NYSE publicly traded special purpose acquisition company, Granite Ridge Resources, Inc., a Delaware corporation (“Granite Ridge”), ENPC Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Granite Ridge (“ENPC Merger Sub”), and GREP Merger Sub, LLC, a Delaware limited liability company and a wholly-owned subsidiary of Granite Ridge (“GREP Merger Sub”), pursuant to which (i) ENPC Merger Sub merged with and into ENPC (the “ENPC Merger”), with ENPC surviving the ENPC Merger as a wholly-owned subsidiary of Granite Ridge; and (ii) GREP Merger Sub merged with and into GREP (the “GREP Merger”), with GREP surviving the GREP Merger as a wholly-owned subsidiary of Granite Ridge (the transactions contemplated by the foregoing clauses (i) and (ii), the “Business Combination”). The BCA provided that in connection with the Business Combination, the members of GREP would receive common stock of Granite Ridge in the business combination, valued at approximately $1.3 billion on May 16, 2022, upon the execution of the BCA. The Business Combination closed on October 24, 2022.

GREY ROCK ENERGY FUND III

Notes to the Combined Financial Statements

1.Nature of operations

Grey Rock Energy Fund III-A, LP (“Grey Rock III-A”) was formed on March 14, 2018 as a Delaware limited partnership and commenced operations on April 19, 2018 (“Commencement of Operations”). Grey Rock III-A was created for the purpose of purchasing non-operated oil and natural gas assets in multiple basins in North America, and realizing profits through participation in oil and natural gas wells.

Grey Rock Energy Fund III-B Holdings, LP (“Grey Rock III-B Holdings”) was formed on March 14, 2018, as a Delaware limited partnership and commenced operations on April 19, 2018 (“Commencement of Operations”). Grey Rock III-B Holdings was created for the purpose of purchasing non-operated oil and natural gas assets in multiple basins in North America, and realizing profits through participation in oil and natural gas wells.

Grey Rock Energy Fund III-B, LP (the “Grey Rock III-B”) was formed on March 14, 2018 as a Delaware limited partnership and commenced operations on April 19, 2018 (“Commencement of Operations”). Grey Rock III-B was created for the purpose of acquiring net profits interests (“NPI”) in oil and natural gas assets from Grey Rock III-B Holdings, a related party, in multiple basins in North America, in accordance with the limited partnership agreement.

Grey Rock Preferred Limited Partner III, LP (“Grey Rock PLP III”) was formed on March 14, 2018, as a Delaware limited partnership and commenced operations on April 19, 2018 (“Commencement of Operations”). Grey Rock PLP III was created for the purpose of holding limited partnership interests in Grey Rock III-B, a related party.

Collectively, Grey Rock III-A, Grey Rock III-B Holdings, Grey Rock III-B, and Grey Rock PLP III are known as the “Partnership” or “Grey Rock Energy Fund III”.

Grey Rock Energy Partners GP III-A, LP, a Delaware limited partnership (the “General Partner”), acts as general partner of Grey Rock III-A. Grey Rock Energy Partners GP III-B, LP, a Delaware limited partnership (the “General Partner”), acts as general partner of Grey Rock III-B Holdings and Grey Rock III-B. Grey Rock Energy Management, LLC, a Delaware limited liability company (the “Management Company”), serves as investment manager to the Partnership.

The term of the Partnership is up to 8 years. The investment term is 3 years and may be extended by the General Partner, in its sole discretion, for one year. The harvest period is 3 years and may be extended by the General Partner, in its sole discretion, for one year. Thereafter, by the General Partner, with the consent of a majority-in- interest of the limited partners, for additional, successive one year terms to allow for an orderly dissolution and liquidation of the Partnership.

On May 16, 2022, the Partnership and certain funds affiliated with Grey Rock (collectively, “GREP”) signed a business combination agreement (“BCA”) with Executive Network Partnering Corporation (“ENPC”), a New York Stock Exchange (“NYSE”) publicly traded special purpose acquisition company, valued at approximately $1.3 billion. The business combination is expected to close upon ENPC stockholder approval and satisfaction of other customary closing conditions. GREP is expected to be listed on the NYSE under the ticker symbol “GRNT”.